Fair Value Measurements - Additional Information (Details)		3 Months Ended	5 Months Ended
	Sep. 21, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value, Assets, Level 3 to Level 1 Transfers, Amount		$ 0
Change in fair value of derivative warrant liabilities	$ (19,500,000)	$ 9,480,870	$ (1,854,400)
Expected Dividend Payment
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input		0
Derivative Liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Change in fair value of derivative warrant liabilities		$ 9,500,000
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Change in fair value of derivative liability			$ 2,000,000